Financial Instruments (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments, Financial Risks and Capital Management [Line Items]
Credit losses	€ 280,462
Trade receivables	1,728,766	€ 351,683
Loans	82,362
Profit or loss	280,462
inancial Instruments [Member]
Financial Instruments, Financial Risks and Capital Management [Line Items]
Trade receivables	€ 198,100